Document and Entity Information	9 Months Ended
Sep. 29, 2013
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 29, 2013
Trading Symbol	IKAN
Entity Registrant Name	IKANOS COMMUNICATIONS
Entity Central Index Key	0001219210
Entity Filer Category	Smaller Reporting Company